STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended	9 Months Ended		12 Months Ended	18 Months Ended	27 Months Ended
	Nov. 30, 2010	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2011	Nov. 30, 2011	Aug. 31, 2012
OPERATING ACTIVITIES
Net loss	$ 620	$ (378,346)	$ (11,934)	$ 531,414	$ 532,034	$ (910,380)
Prepaid expenses			(5,000)	(7,338)	(7,338)	(7,338)
Accounts receivable			(6,100)	505,149	505,149
Accounts payable and accrued interest		14,016				519,165
Accounts payable - related party		(10,349)		10,349	10,349	274
Net cash used in operating activities	(620)	(374,679)	(23,034)	(23,254)	(23,874)	(398,279)
FINANCING ACTIVITIES
Loans from related parties - Directors and stockholders	274				274
Issuance of promissory notes	23,600	400,000			23,600	400,000
Sale of common stock						23,600
Net cash provided by financing activities	23,874	400,000			23,874	423,600
Net change in cash and equivalents		25,321	(23,034)	23,254		25,321
Cash and equivalents at beginning of the period	23,254				23,254	23,254
Cash and equivalents at end of the period		25,321	220			25,321
Supplemental cash flow information:
Cash paid for Interest
Cash paid for Taxes
Non-cash Activities